Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Property and Casualty Insurance | Premiums earned: Property and casualty
Year ended December 31,
Direct amount (a)	$ 31,537	[1]	$ 30,145	[1]	$ 28,179	[1]
Ceded to other companies	0		0		(68)
Assumed from other companies	2,805		2,486		2,593
Net amount (a)	34,342	[1]	32,631	[1]	30,704	[1]
Percentage of amount assumed to net	8.00%		8.00%		8.00%
Life Insurance | Life insurance in force
Year ended December 31,
Direct amount (a)	811,035	[1]	761,070	[1]	668,740	[1]
Ceded to other companies	(16,471)		(14,868)		(3,567)
Assumed from other companies	1,083,550		1,142,247		884,932
Net amount (a)	1,878,114	[1]	1,888,449	[1]	1,550,105	[1]
Percentage of amount assumed to net	58.00%		60.00%		57.00%
Life Insurance | Premiums earned: Life
Year ended December 31,
Direct amount (a)	52,751	[1]	63,396	[1]	77,721	[1]
Ceded to other companies	(2,685)		(6,909)		0
Assumed from other companies	13,640		94,982		37,300
Net amount (a)	63,706	[1]	151,469	[1]	115,021	[1]
Percentage of amount assumed to net	21.00%		63.00%		32.00%
Life Insurance | Premiums earned: Accident and health
Year ended December 31,
Direct amount (a)	106,266	[1]	115,599	[1]	88,441	[1]
Ceded to other companies	(454)		(503)		(575)
Assumed from other companies	3,409		3,635		3,815
Net amount (a)	109,221	[1]	118,731	[1]	91,681	[1]
Percentage of amount assumed to net	3.00%		3.00%		4.00%
Life Insurance | Premiums earned: Annuity
Year ended December 31,
Direct amount (a)	6,095	[1]	9,049	[1]	0	[1]
Ceded to other companies	(1,208)		(1,920)		0
Assumed from other companies	301		233		290
Net amount (a)	$ 5,188	[1]	$ 7,362	[1]	$ 290	[1]
Percentage of amount assumed to net	6.00%		3.00%		100.00%

[1]	Balances are reported net of inter-segment transactions